Fair Value Measurement (Tables)	12 Months Ended
Mar. 31, 2015
Carrying Amounts and Estimated Fair Values of Financial Instruments

The following table presents the carrying amounts and estimated fair values of Advantest’s financial instruments at March 31, 2014 and 2015. Fair value estimates are made at a specific point in time based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

	Yen (Millions)
	2014		2015
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets:
Investment securities
Available-for-sale securities	¥3,272	3,272	¥1,773	1,773

Financial liabilities:
Corporate bonds (Including current portion)	25,000	24,975	25,000	25,024
Convertible bonds	30,149	31,518	30,119	33,555

Carrying Amount of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis by Level

As of March 31, 2014 and 2015, carrying amounts of assets and liabilities that were measured at fair value on a recurring basis by level were as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2014
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available-for-sale equity securities	¥3,272	3,272	—	—

Total assets measured at fair value	3,272	3,272	—	—

		Yen (Millions)
		Fair Value Measurements at March 31, 2015
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available-for-sale equity securities	¥1,773	1,773	—	—

Total assets measured at fair value	1,773	1,773	—	—

Carrying Amount of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis by Level

As of March 31, 2014 and 2015, carrying amounts of assets and liabilities, which were measured at fair value on a nonrecurring basis by level during the years ended March 31, 2014 and 2015, were as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2014			Total gains (losses) for the year ended March 31, 2014
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Property, plant and equipment	¥—	—	—	—	(1,596)
Intangible assets	—	—	—	—	(11,899)

Total assets measured at fair value	—	—	—	—

					(13,495)

		Yen (Millions)
		Fair Value Measurements at March 31, 2015			Total gains (losses) for the year ended March 31, 2015
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Assets held for sale	¥122	—	—	122	(211)

Total assets measured at fair value	122	—	—	122

					(211)